Distribution Date:	08/17/26	CSAIL 2016-C7 Commercial Mortgage Trust
Determination Date:	08/11/26
Next Distribution Date:	09/17/26
Record Date:	07/31/26	Commercial Mortgage Pass-Through Certificates
Series 2016-C7

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Credit Suisse Commercial Mortgage Securities Corp.
Certificate Factor Detail	3		General Information Number		nader.attalla@ubs.com
Certificate Interest Reconciliation Detail	4		11 Madison Avenue, 4th Floor | New York, NY 10010 | United States
		Master Servicer	Trimont LLC
Additional Information	5
			Attention: CMBS Servicing		commercial.servicing@trimont.com
Bond / Collateral Reconciliation - Cash Flows	6
			One South, 101 South Tryon Street, Suite 1400 | Charlotte, NC 28280 | United States
Bond / Collateral Reconciliation - Balances	7	Special Servicer	Rialto Capital Advisors, LLC
Current Mortgage Loan and Property Stratification	8-12		General	(305) 229-6465
Mortgage Loan Detail (Part 1)	13		200 S. Biscayne Blvd., Suite 3550 | Miami, FL 33131 | United States
Mortgage Loan Detail (Part 2)	14	Operating Advisor & Asset	Park Bridge Lender Services LLC
		Representations Reviewer
Principal Prepayment Detail	15
			David Rodgers	(212) 230-9025
Historical Detail	16		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
Delinquency Loan Detail	17	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Collateral Stratification and Historical Detail	18		Bank, N.A.
			Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Specially Serviced Loan Detail - Part 1	19				trustadministrationgroup@computershare.com
Specially Serviced Loan Detail - Part 2	20		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Modified Loan Detail	21	Trustee	Wilmington Trust, National Association
Historical Liquidated Loan Detail	22		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
			1100 North Market Street | Wilmington, DE 19890 | United States
Historical Bond / Collateral Loss Reconciliation Detail	23
Interest Shortfall Detail - Collateral Level	24
Supplemental Notes	25

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 25

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	12637UAS8	1.578600%	40,491,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	12637UAT6	2.828900%	5,938,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	12637UAU3	2.608200%	15,900,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-4	12637UAV1	3.210000%	163,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-5	12637UAW9	3.502000%	246,354,000.00	140,835,275.16	140,835,275.16	411,004.28	0.00	0.00	141,246,279.44	0.00	0.00%	30.00%
A-SB	12637UAX7	3.314300%	65,656,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-S	12637UBA6	3.957900%	52,774,000.00	52,774,000.00	13,784,309.54	174,061.85	0.00	0.00	13,958,371.39	38,989,690.46	81.99%	23.13%
B	12637UBB4	4.433489%	29,746,000.00	29,746,000.00	0.00	109,898.80	0.00	0.00	109,898.80	29,746,000.00	68.25%	19.25%
C	12637UBC2	4.483489%	37,422,000.00	37,422,000.00	0.00	139,817.60	0.00	0.00	139,817.60	37,422,000.00	50.97%	14.38%
D	12637UAG4	4.483489%	45,098,000.00	45,098,000.00	0.00	168,496.99	0.00	0.00	168,496.99	45,098,000.00	30.14%	8.50%
E	12637UAJ8	3.192000%	23,029,000.00	23,029,000.00	0.00	61,257.14	0.00	0.00	61,257.14	23,029,000.00	19.50%	5.50%
F	12637UAL3	3.192000%	9,595,000.00	9,595,000.00	0.00	25,522.70	0.00	0.00	25,522.70	9,595,000.00	15.07%	4.25%
NR*	12637UAN9	3.192000%	32,624,581.00	32,624,581.00	0.00	79,638.14	0.00	0.00	79,638.14	32,624,581.00	0.00%	0.00%
R	12637UAQ2	0.000000%	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			767,627,581.01	371,123,856.16	154,619,584.70	1,169,697.50	0.00	0.00	155,789,282.20	216,504,271.46

X-A	12637UAY5	0.857220%	590,113,000.00	193,609,275.16	0.00	138,304.75	0.00	0.00	138,304.75	38,989,690.46
X-B	12637UAZ2	0.050000%	29,746,000.00	29,746,000.00	0.00	1,239.42	0.00	0.00	1,239.42	29,746,000.00
X-E	12637UAA7	1.291489%	23,029,000.00	23,029,000.00	0.00	24,784.75	0.00	0.00	24,784.75	23,029,000.00
X-F	12637UAC3	1.291489%	9,595,000.00	9,595,000.00	0.00	10,326.53	0.00	0.00	10,326.53	9,595,000.00
X-NR	12637UAE9	1.291489%	32,624,581.00	32,624,581.00	0.00	35,111.91	0.00	0.00	35,111.91	32,624,581.00
Notional SubTotal			685,107,581.00	288,603,856.16	0.00	209,767.36	0.00	0.00	209,767.36	133,984,271.46

Deal Distribution Total					154,619,584.70	1,379,464.86	0.00	0.00	155,999,049.56

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 25

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	12637UAS8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	12637UAT6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	12637UAU3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4	12637UAV1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-5	12637UAW9	571.67845929	571.67845929	1.66834831	0.00000000	0.00000000	0.00000000	0.00000000	573.34680760	0.00000000
A-SB	12637UAX7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-S	12637UBA6	1,000.00000000	261.19508735	3.29825009	0.00000000	0.00000000	0.00000000	0.00000000	264.49333744	738.80491265
B	12637UBB4	1,000.00000000	0.00000000	3.69457406	0.00000000	0.00000000	0.00000000	0.00000000	3.69457406	1,000.00000000
C	12637UBC2	1,000.00000000	0.00000000	3.73624071	0.00000000	0.00000000	0.00000000	0.00000000	3.73624071	1,000.00000000
D	12637UAG4	1,000.00000000	0.00000000	3.73624085	0.00000000	0.00000000	0.00000000	0.00000000	3.73624085	1,000.00000000
E	12637UAJ8	1,000.00000000	0.00000000	2.66000000	0.00000000	0.00000000	0.00000000	0.00000000	2.66000000	1,000.00000000
F	12637UAL3	1,000.00000000	0.00000000	2.66000000	0.00000000	0.00000000	0.00000000	0.00000000	2.66000000	1,000.00000000
NR	12637UAN9	1,000.00000000	0.00000000	2.44104714	0.21895300	33.00669425	0.00000000	0.00000000	2.44104714	1,000.00000000
R	12637UAQ2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	12637UAY5	328.08847655	0.00000000	0.23436994	0.00000000	0.00000000	0.00000000	0.00000000	0.23436994	66.07156673
X-B	12637UAZ2	1,000.00000000	0.00000000	0.04166678	0.00000000	0.00000000	0.00000000	0.00000000	0.04166678	1,000.00000000
X-E	12637UAA7	1,000.00000000	0.00000000	1.07624083	0.00000000	0.00000000	0.00000000	0.00000000	1.07624083	1,000.00000000
X-F	12637UAC3	1,000.00000000	0.00000000	1.07624075	0.00000000	0.00000000	0.00000000	0.00000000	1.07624075	1,000.00000000
X-NR	12637UAE9	1,000.00000000	0.00000000	1.07624095	0.00000000	0.00000000	0.00000000	0.00000000	1.07624095	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 25

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-5	07/01/26 - 07/30/26	30	0.00	411,004.28	0.00	411,004.28	0.00	0.00	0.00	411,004.28	0.00
A-SB	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-A	07/01/26 - 07/30/26	30	0.00	138,304.75	0.00	138,304.75	0.00	0.00	0.00	138,304.75	0.00
X-B	07/01/26 - 07/30/26	30	0.00	1,239.42	0.00	1,239.42	0.00	0.00	0.00	1,239.42	0.00
X-E	07/01/26 - 07/30/26	30	0.00	24,784.75	0.00	24,784.75	0.00	0.00	0.00	24,784.75	0.00
X-F	07/01/26 - 07/30/26	30	0.00	10,326.53	0.00	10,326.53	0.00	0.00	0.00	10,326.53	0.00
X-NR	07/01/26 - 07/30/26	30	0.00	35,111.91	0.00	35,111.91	0.00	0.00	0.00	35,111.91	0.00
A-S	07/01/26 - 07/30/26	30	0.00	174,061.85	0.00	174,061.85	0.00	0.00	0.00	174,061.85	0.00
B	07/01/26 - 07/30/26	30	0.00	109,898.80	0.00	109,898.80	0.00	0.00	0.00	109,898.80	0.00
C	07/01/26 - 07/30/26	30	0.00	139,817.60	0.00	139,817.60	0.00	0.00	0.00	139,817.60	0.00
D	07/01/26 - 07/30/26	30	0.00	168,496.99	0.00	168,496.99	0.00	0.00	0.00	168,496.99	0.00
E	07/01/26 - 07/30/26	30	0.00	61,257.14	0.00	61,257.14	0.00	0.00	0.00	61,257.14	0.00
F	07/01/26 - 07/30/26	30	0.00	25,522.70	0.00	25,522.70	0.00	0.00	0.00	25,522.70	0.00
NR	07/01/26 - 07/30/26	30	1,066,848.51	86,781.39	0.00	86,781.39	7,143.25	0.00	0.00	79,638.14	1,076,829.57
R	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Totals			1,066,848.51	1,386,608.11	0.00	1,386,608.11	7,143.25	0.00	0.00	1,379,464.86	1,076,829.57

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 25

	Additional Information
Total Available Distribution Amount (1)	155,999,049.56
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 25

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	1,390,901.44	Master Servicing Fee	2,394.64
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	2,202.72
Interest Adjustments	0.00	Trustee Fee	290.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	159.79
ARD Interest	0.00	Operating Advisor Fee	982.64
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	207.73
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	1,390,901.44	Total Fees	6,237.51

Principal		Expenses/Reimbursements
Scheduled Principal	39,009,864.04	Reimbursement for Interest on Advances	137.00
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	115,609,720.65	Special Servicing Fees (Monthly)	3,850.07
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	1,212.03
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.01	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	154,619,584.70	Total Expenses/Reimbursements	5,199.10

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	1,379,464.86
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	154,619,584.70
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	155,999,049.56
Total Funds Collected	156,010,486.14	Total Funds Distributed	156,010,486.17

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 25

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	371,123,856.66	371,123,856.66	Beginning Certificate Balance	371,123,856.16
(-) Scheduled Principal Collections	39,009,864.04	39,009,864.04	(-) Principal Distributions	154,619,584.70
(-) Unscheduled Principal Collections	115,609,720.65	115,609,720.65	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.01	0.01	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	216,504,271.96	216,504,271.96	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	371,213,376.51	371,213,376.51	Ending Certificate Balance	216,504,271.46
Ending Actual Collateral Balance	216,663,362.86	216,663,362.86

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.50)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.50)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.48%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 25

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
4,999,999 or less	5	15,229,524.51	7.03%	1	4.7598	1.846043	1.4999 or less	6	57,861,058.24	26.73%	(1)	4.5932	0.874945
5,000,000 to 9,999,999	4	35,896,296.00	16.58%	3	5.0910	1.589340	1.5000 to 1.7499	4	55,723,612.01	25.74%	3	4.6893	1.594098
10,000,000 to 19,999,999	4	51,927,151.19	23.98%	(1)	4.3830	1.096278	1.7500 to 2.7499	6	102,919,601.71	47.54%	2	4.2149	2.115240
20,000,000 to 24,999,999	2	43,166,869.20	19.94%	3	4.5777	1.613016	2.7500 to 3.9999	0	0.00	0.00%	0	0.0000	0.000000
25,000,000 to 49,999,999	0	0.00	0.00%	0	0.0000	0.000000	4.0000 or greater	0	0.00	0.00%	0	0.0000	0.000000
50,000,000 or greater	1	70,284,431.06	32.46%	2	3.9900	2.069200	Totals	16	216,504,271.96	100.00%	2	4.4381	1.649638
Totals	16	216,504,271.96	100.00%	2	4.4381	1.649638
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

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			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Alabama	1	20,772,414.66	9.59%	3	4.7800	1.597400
							Lodging	2	11,912,830.00	5.50%	3	5.2640	1.061468
California	1	9,841,690.24	4.55%	3	5.2500	1.504500
							Multi-Family	4	19,146,984.61	8.84%	2	4.9596	2.440305
Connecticut	1	7,509,263.09	3.47%	3	4.5100	0.878400
							Office	4	50,528,920.02	23.34%	3	4.5739	1.040563
Florida	2	18,545,342.67	8.57%	3	5.2418	1.922232
							Retail	6	134,915,537.46	62.32%	1	4.2403	1.817475
Georgia	5	30,328,234.96	14.01%	(4)	4.3101	1.502551
							Totals	16	216,504,271.96	100.00%	2	4.4381	1.649638
Illinois	1	70,284,430.80	32.46%	2	3.9900	2.069200

Nevada	1	13,488,186.18	6.23%	2	4.3300	1.893700

North Carolina	1	2,715,052.57	1.25%	2	4.4310	1.618100

Pennsylvania	1	22,394,454.54	10.34%	3	4.3900	1.627500

Utah	1	10,619,049.65	4.90%	3	4.2000	(0.386000)

Virginia	1	10,006,152.74	4.62%	2	5.4300	1.362600

Totals	16	216,504,271.96	100.00%	2	4.4381	1.649638

Note: Please refer to footnotes on the next page of the report.

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				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	3.9999% or less	2	88,098,193.82	40.69%	0	3.9807	1.898803	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.0000% to 4.2499%	1	10,619,049.65	4.90%	3	4.2000	(0.386000)	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.2500% to 4.4999%	3	38,597,693.15	17.83%	3	4.3719	1.719864	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.5000% to 4.7499%	4	17,713,147.93	8.18%	2	4.6310	1.704798	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	4.7500% to 4.9999%	1	20,772,414.66	9.59%	3	4.7800	1.597400	49 months or greater	16	216,504,271.96	100.00%	2	4.4381	1.649638
	5.0000% or greater	5	40,703,772.75	18.80%	3	5.2946	1.577484	Totals	16	216,504,271.96	100.00%	2	4.4381	1.649638
	Totals	16	216,504,271.96	100.00%	2	4.4381	1.649638
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 25

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	60 months or less	16	216,504,271.96	100.00%	2	4.4381	1.649638	300 months or less	16	216,504,271.96	100.00%	2	4.4381	1.649638
	61 months or greater	0	0.00	0.00%	0	0.0000	0.000000	301 months to 330 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	16	216,504,271.96	100.00%	2	4.4381	1.649638	331 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	16	216,504,271.96	100.00%	2	4.4381	1.649638
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 25

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000			No outstanding loans in this group
	12 months or less	16	216,504,271.96	100.00%	2	4.4381	1.649638
	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	16	216,504,271.96	100.00%	2	4.4381	1.649638
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 25

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	306571004	RT	Estero	FL	Actual/360	3.953%	288,316.87	84,700,125.34	0.01	N/A	10/01/26	--	84,700,125.34	0.00	08/01/26
2	306711001	RT	Gurnee	IL	Actual/360	3.990%	241,485.59	0.00	0.00	N/A	10/01/26	--	70,284,431.06	70,284,431.06	08/01/26
5	306891005	OF	Fort Lauderdale	FL	Actual/360	4.560%	101,264.23	25,788,851.87	0.00	N/A	10/06/26	--	25,788,851.87	0.00	08/06/26
6	306891006	OF	Monroeville	PA	Actual/360	4.390%	84,893.96	62,616.01	0.00	N/A	11/06/26	--	22,457,070.55	22,394,454.54	08/06/26
7	301741143	RT	Columbus	GA	Actual/360	3.944%	60,738.76	70,448.66	0.00	N/A	12/06/25	--	17,884,211.42	17,813,762.76	06/06/26
8	306891008	RT	Spanish Fort	AL	Actual/360	4.780%	85,666.06	39,963.65	0.00	N/A	11/06/26	--	20,812,378.31	20,772,414.66	08/06/26
12	306891012	OF	Roswell	GA	Actual/360	4.300%	58,684.02	15,848,647.70	0.00	N/A	08/06/26	--	15,848,647.70	0.00	08/06/26
14	306891014	RT	Las Vegas	NV	Actual/360	4.330%	50,413.47	32,524.51	0.00	N/A	10/06/26	--	13,520,710.55	13,488,186.04	08/06/26
17	306891017	LO	Plantation	FL	Actual/360	5.250%	43,554.58	31,950.63	0.00	N/A	11/06/26	--	9,634,193.53	9,602,242.90	08/06/26
18	306891018	RT	Long Beach	CA	Actual/360	5.250%	44,585.65	20,574.39	0.00	N/A	11/06/26	--	9,862,264.63	9,841,690.24	08/06/26
20	306891020	OF	Salt Lake City	UT	Actual/360	4.200%	38,471.58	18,254.42	0.00	N/A	11/01/26	--	10,637,304.07	10,619,049.65	08/01/26
21	306891021	OF	Virginia Beach	VA	Actual/360	5.430%	46,868.27	17,359.89	0.00	N/A	10/06/26	--	10,023,512.63	10,006,152.74	08/06/26
24	301741158	MF	Port St. Lucie	FL	Actual/360	5.233%	40,365.81	14,749.31	0.00	N/A	11/01/26	--	8,957,849.08	8,943,099.77	08/01/26
25	306891025	OF	King Of Prussia	PA	Actual/360	4.610%	32,080.82	8,081,377.36	0.00	N/A	11/06/26	08/06/26	8,081,377.36	0.00	08/06/26
28	306891028	RT	Douglasville	GA	Actual/360	4.450%	29,476.77	7,692,380.25	0.00	N/A	08/06/26	--	7,692,380.25	0.00	08/06/26
29	306891029	LO	Indianapolis	IN	Actual/360	5.100%	29,759.63	6,776,386.49	0.00	N/A	08/06/26	--	6,776,386.49	0.00	08/06/26
32	302891032	OF	Bridgeport	CT	Actual/360	4.510%	29,227.03	16,471.46	0.00	N/A	11/06/26	11/06/31	7,525,734.55	7,509,263.09	07/06/26
34	306891034	MH	Humble	TX	Actual/360	4.860%	22,460.90	5,367,000.55	0.00	N/A	11/06/26	--	5,367,000.55	0.00	08/06/26
40	306891040	MF	Brookhaven	GA	Actual/360	4.720%	17,624.95	9,926.60	0.00	N/A	09/06/26	--	4,336,373.68	4,326,447.08	08/06/26
44	306891044	MF	Brookhaven	GA	Actual/360	4.720%	12,969.30	7,304.48	0.00	N/A	09/06/26	--	3,190,916.85	3,183,612.37	08/06/26
48	301741151	RT	Rocky Mount	NC	Actual/360	4.431%	10,384.13	6,452.76	0.00	N/A	10/06/26	--	2,721,505.33	2,715,052.57	08/06/26
49	306891049	MF	Brookhaven	GA	Actual/360	4.720%	10,974.02	6,180.72	0.00	N/A	09/06/26	--	2,700,006.11	2,693,825.39	08/06/26
50	301741157	LO	Conyers	GA	Actual/360	5.322%	10,635.04	10,037.65	0.00	N/A	10/06/26	--	2,320,624.75	2,310,587.10	08/06/26
Totals							1,390,901.44	154,619,584.70	0.01				371,123,856.66	216,504,271.96
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 13 of 25

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	16,754,984.88	4,279,190.22	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
2	22,225,254.52	5,714,737.04	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
5	3,524,771.49	1,808,012.95	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
6	3,300,387.81	816,516.73	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
7	7,497,767.89	1,736,815.00	01/01/26	03/31/26	08/11/26	4,943,623.76	0.00	130,873.41	262,223.02	0.00	0.00
8	2,525,793.64	645,935.06	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
12	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
14	1,983,111.70	980,620.21	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
17	1,240,452.32	1,419,366.53	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
18	1,439,762.70	304,030.16	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
20	(316,499.65)	(17,031.71)	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
21	1,350,543.00	1,153,854.00	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
24	1,789,689.25	898,486.09	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
25	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
28	883,916.31	610,262.34	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
29	1,393,526.96	1,170,940.46	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
32	260,775.88	158,087.24	01/01/26	03/31/26	--	0.00	15,125.97	45,666.09	45,666.09	0.00	0.00
34	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
40	951,204.32	373,535.59	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
44	652,257.43	322,625.19	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
48	339,494.00	180,566.02	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
49	585,280.82	232,000.72	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
50	(40,714.77)	69,727.98	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	68,341,760.50	22,858,277.82				4,943,623.76	15,125.97	176,539.50	307,889.11	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 14 of 25

		Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
1	306571004	84,513,732.54	Payoff Prior to Maturity	0.00	0.00
5	306891005	25,740,866.04	Payoff Prior to Maturity	0.00	0.00
34	306891034	5,355,122.07	Payoff Prior to Maturity	0.00	0.00
Totals		115,609,720.65		0.00	0.00
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 15 of 25

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
08/17/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3	115,609,720.65	4.438110%	4.396162%	2
07/17/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	2	16,880,293.01	4.352295%	4.320730%	3
06/17/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	22,254,321.56	4.394199%	4.364351%	3
05/15/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	2	60,142,519.48	4.408992%	4.379804%	4
04/17/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.284650%	4.257767%	5
03/17/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.291204%	4.264394%	6
02/18/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.297792%	4.271042%	7
01/16/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.298184%	4.271416%	8
12/17/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.306378%	4.279698%	9
11/18/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.326186%	4.307737%	10
10/20/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	2	6,474,732.59	4.339227%	4.320825%	10
09/17/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	9,618,191.61	4.360764%	4.342430%	11
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 16 of 25

Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
7	301741143	06/06/26	1	5	130,873.41	262,223.02	473.00	17,956,382.20	11/19/25	2
32	302891032	07/06/26	0	B	45,666.09	45,666.09	0.00	7,525,734.55
Totals					176,539.50	307,889.11	473.00	25,482,116.75
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		17,813,763	0	17,813,763		0
0 - 6 Months		191,181,246	191,181,246	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		7,509,263	7,509,263	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Aug-26	216,504,272	198,690,509	17,813,763	0	0	0
Jul-26	371,123,857	353,239,645	17,884,211	0	0	0
Jun-26	419,875,914	412,493,950	0	7,381,964	0	0
May-26	443,019,031	443,019,031	0	0	0	0
Apr-26	524,615,082	506,517,029	0	0	18,098,053	0
Mar-26	530,119,854	511,952,314	0	0	18,167,540	0
Feb-26	535,327,995	514,534,155	0	0	20,793,840	0
Jan-26	536,280,796	517,969,033	0	0	18,311,763	0
Dec-25	542,758,738	524,378,212	0	0	18,380,526	0
Nov-25	563,046,611	563,046,611	0	0	0	0
Oct-25	577,446,137	577,446,137	0	0	0	0
Sep-25	598,861,285	598,861,285	0	0	0	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
7	301741143	17,813,762.76	17,956,382.20	46,900,000.00	05/25/26	1,550,623.00	1.22650	03/31/26	12/06/25	177
Totals		17,813,762.76	17,956,382.20	46,900,000.00		1,550,623.00

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
7	301741143	RT	GA	11/19/25	2

Lender to dual track workout approach, and is currently seeking the appointment of a receiver at the Property. Expecting to file action by end of Q2 2026. Consensual order has been executed and submitted to the court. Loan remains in Maturity

Defau lt.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
2	306711001	0.00	3.99000%	0.00	3.99000%	10	12/31/21	05/01/20	--
2	306711001	0.00	3.99000%	0.00	3.99000%	10	12/31/20	05/01/20	02/11/21
4	306891001	0.00	4.68500%	0.00	4.68500%	10	06/01/20	06/01/20	06/11/20
4	306891001	0.00	4.68500%	0.00	4.68500%	10	06/11/20	06/01/20	06/01/20
10	306891010	19,424,416.09	4.54000%	19,424,416.09	4.54000%	8	09/22/20	09/22/20	11/12/20
10	306891010	0.00	4.54000%	0.00	4.54000%	8	11/12/20	09/22/20	09/22/20
17	306891017	0.00	5.25000%	0.00	5.25000%	9	12/21/22	12/27/22	--
32	302891032	0.00	4.81000%	0.00	4.51000%	9	01/08/25	01/14/25	--
45	623100266	0.00	4.98710%	0.00	4.98710%	10	06/02/20	06/06/20	06/11/20
45	623100266	0.00	4.98710%	0.00	4.98710%	10	06/11/20	06/06/20	06/02/20
Totals		19,424,416.09		19,424,416.09
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
37	306891037 09/17/19	5,754,183.16	7,300,000.00	7,812,046.83	1,232,801.45	7,812,046.83	6,579,245.38	0.00	0.00	423,973.50	(423,973.50)	7.06%
51	623100271 03/17/26	2,551,073.30	3,710,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		8,305,256.46	11,010,000.00	7,812,046.83	1,232,801.45	7,812,046.83	6,579,245.38	0.00	0.00	423,973.50	(423,973.50)

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
37	306891037	12/15/23	0.00	0.00	(423,973.50)	0.00	(3,072.96)	0.00	0.00	0.00	0.00
		12/17/21	0.00	0.00	(420,900.54)	0.00	(347.88)	0.00	0.00	0.00
		05/15/20	0.00	0.00	(420,900.54)	0.00	(278,363.75)	0.00	0.00	0.00
		09/25/19	0.00	0.00	0.00	0.00	(134,909.05)	0.00	0.00	0.00
51	623100271	03/25/26	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	(423,973.50)	0.00	(416,693.64)	0.00	0.00	0.00	0.00

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
7	0.00	0.00	3,850.07	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
17	0.00	0.00	0.00	0.00	755.05	0.00	0.00	0.00	0.00	0.00	0.00	0.00
32	0.00	0.00	0.00	0.00	456.98	0.00	0.00	0.00	137.00	0.00	0.00	1,944.15
Total	0.00	0.00	3,850.07	0.00	1,212.03	0.00	0.00	0.00	137.00	0.00	0.00	1,944.15
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		7,143.25

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Supplemental Notes
None

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